Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($)	Common Shares Previously Reported	Common Shares	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Accumulated Other Comprehensive Income Previously Reported	Accumulated Other Comprehensive Income	Previously Reported	Total
Balance at Jun. 30, 2022		$ 70,718,461		$ 31,684,098		$ (93,452,587)		$ 128,569		$ 9,078,541
Balance (in Shares) at Jun. 30, 2022		32,533
Private placement		$ 673,748		11,326,042						11,999,790
Private placement (in Shares)		121,837
Share issuance costs		$ (115,955)		(1,895,311)						(2,011,266)
Agents’ investment options				691,483						691,483
Exercise of pre-funded warrants		$ 6,343,998		(6,343,352)						646
Exercise of pre-funded warrants (in Shares)		12,000
Loss for the period						(7,947,622)				(7,947,622)
Share-based compensation				278,155						278,155
Balance at Jun. 30, 2023	$ 77,620,252	$ 77,620,252	$ 35,741,115	35,741,115	$ (101,400,209)	(101,400,209)	$ 128,569	128,569	$ 12,089,727	12,089,727
Balance (in Shares) at Jun. 30, 2023	166,370	166,410
Loss for the period						(2,536,828)				(2,536,828)
Share-based compensation				25,191						25,191
Balance at Sep. 30, 2023		$ 77,620,252		35,766,306		(103,937,037)		128,569		(9,578,090)
Balance (in Shares) at Sep. 30, 2023		166,410
Balance at Jun. 30, 2023	$ 77,620,252	$ 77,620,252	35,741,115	35,741,115	(101,400,209)	(101,400,209)	128,569	128,569	12,089,727	12,089,727
Balance (in Shares) at Jun. 30, 2023	166,370	166,410
Loss for the period										(5,737,879)
Balance at Mar. 31, 2024		$ 80,606,863		37,507,306		(107,138,088)		128,569		11,104,650
Balance (in Shares) at Mar. 31, 2024		317,249
Balance at Jun. 30, 2023	$ 77,620,252	$ 77,620,252	35,741,115	35,741,115	(101,400,209)	(101,400,209)	128,569	128,569	12,089,727	12,089,727
Balance (in Shares) at Jun. 30, 2023	166,370	166,410
Private placement	$ 3,240,006		1,976,188						5,216,194
Private placement (in Shares)	163,637
Share issuance costs			(562,151)						(562,151)
Exercise of pre-funded warrants	$ 1,924,142		(1,923,967)						175
Exercise of pre-funded warrants (in Shares)	115,901
Loss for the period					(7,675,550)				(7,675,550)	(7,675,550)
Share-based compensation			137,714						137,714
Balance at Jun. 30, 2024	$ 82,784,400	$ 82,784,400	35,368,899	35,368,899	(109,075,759)	(109,075,759)	128,569	128,569	9,206,109	9,206,109
Balance (in Shares) at Jun. 30, 2024	445,908	445,908
Balance at Sep. 30, 2023		$ 77,620,252		35,766,306		(103,937,037)		128,569		(9,578,090)
Balance (in Shares) at Sep. 30, 2023		166,410
Private placement		$ 2,316,381		2,899,812						5,216,193
Private placement (in Shares)		116,989
Share issuance costs				(562,151)						(562,151)
Loss for the period						(1,478,185)				(1,478,185)
Share-based compensation				18,264						18,264
Balance at Dec. 31, 2023		$ 79,936,633		38,122,231		(105,415,222)		128,569		12,772,211
Balance (in Shares) at Dec. 31, 2023		283,399
Private placement		$ 670,230		(670,230)
Private placement (in Shares)		33,850
Loss for the period						(1,722,866)				(1,722,866)
Share-based compensation				55,305						55,305
Balance at Mar. 31, 2024		$ 80,606,863		37,507,306		(107,138,088)		128,569		11,104,650
Balance (in Shares) at Mar. 31, 2024		317,249
Balance at Jun. 30, 2024	$ 82,784,400	$ 82,784,400	35,368,899	35,368,899	(109,075,759)	(109,075,759)	128,569	128,569	9,206,109	9,206,109
Balance (in Shares) at Jun. 30, 2024	445,908	445,908
Private placement		$ 1,030,063								1,030,063
Private placement (in Shares)		186,361
Share issuance costs		$ (191,824)								(191,824)
Exercise of pre-funded warrants		$ 576,034		(576,034)
Exercise of pre-funded warrants (in Shares)		34,700
Loss for the period						(1,677,868)				(1,677,868)
Share-based compensation				28,964						28,964
Balance at Sep. 30, 2024		$ 84,198,673		34,821,829		(110,753,627)		128,569		8,395,444
Balance (in Shares) at Sep. 30, 2024		666,969
Balance at Jun. 30, 2024	$ 82,784,400	$ 82,784,400	$ 35,368,899	35,368,899	$ (109,075,759)	(109,075,759)	$ 128,569	128,569	$ 9,206,109	9,206,109
Balance (in Shares) at Jun. 30, 2024	445,908	445,908
Loss for the period										(6,373,822)
Balance at Mar. 31, 2025		$ 87,457,095		34,885,442		(115,449,581)		128,569		7,021,525
Balance (in Shares) at Mar. 31, 2025		1,207,186
Balance at Sep. 30, 2024		$ 84,198,673		34,821,829		(110,753,627)		128,569		8,395,444
Balance (in Shares) at Sep. 30, 2024		666,969
Private placement		$ 396,153								396,153
Private placement (in Shares)		57,183
Share issuance costs		$ (57,632)								(57,632)
Loss for the period						(2,575,024)				(2,575,024)
Share-based compensation				23,159						23,159
Balance at Dec. 31, 2024		$ 84,537,194		34,844,988		(113,328,651)		128,569		6,182,100
Balance (in Shares) at Dec. 31, 2024		724,152
Private placement		$ 2,935,004								2,935,004
Private placement (in Shares)		483,034
Share issuance costs		$ (15,103)								(15,103)
Loss for the period						(2,120,930)				(2,120,930)
Share-based compensation				40,454						40,454
Balance at Mar. 31, 2025		$ 87,457,095		$ 34,885,442		$ (115,449,581)		$ 128,569		$ 7,021,525
Balance (in Shares) at Mar. 31, 2025		1,207,186